UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2006

Item 1. Schedule of Investments.
CALVERT IMPACT FUND
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

EQUITY SECURITIES - 95.5%	Shares	Value

Capital Markets - 4.5%
Affiliated Managers Group, Inc.*	8,400	$883,092
Waddell & Reed Financial, Inc.	39,300	1,075,248

		1,958,340

Chemicals - 1.7%
Airgas, Inc.	18,100	733,412

Commercial Banks - 11.1%
Alabama National Bancorp.	13,900	955,347
Citizens Banking Corp.	41,900	1,110,350
Glacier Bancorp, Inc.	58,050	1,418,742
Oriental Financial Group Inc.	99,800	1,292,410

		4,776,849

Commercial Services & Supplies - 4.3%
Brink’s Co.	11,500	735,080
Standard Parking Corp.*	19,300	741,313
Steelcase, Inc.	21,400	388,624

		1,865,017

Consumer Finance - 2.4%
Nelnet, Inc.*	38,400	1,050,624

Diversified Consumer Services - 8.8%
Corinthian Colleges, Inc.*	109,800	1,496,574
Educate, Inc.*	100,400	714,848
Matthews International Corp.	40,300	1,585,805

		3,797,227

Diversified Telecommunication Services - 7.6%
Commonwealth Telephone Enterprises, Inc.	39,200	1,640,912
Iowa Telecommunications Services, Inc.	82,700	1,630,017

		3,270,929

Electronic Equipment & Instruments - 1.8%
Anixter International, Inc.*	14,600	792,780

Energy Equipment & Services - 2.7%
Universal Compression Holdings, Inc.*	18,400	1,142,824

EQUITY SECURITIES - 95.5%	Shares	Value

Food Products - 4.0%
Lance, Inc.	85,300	1,712,824

Gas Utilities - 2.9%
South Jersey Industries, Inc.	37,000	1,236,170

Health Care Equipment & Supplies - 1.5%
Cooper Co’s, Inc.	14,800	658,600

Hotels, Restaurants & Leisure - 2.5%
Ruby Tuesday, Inc.	38,700	1,061,928

Household Durables - 4.9%
American Greetings Corp.	43,700	1,043,119
Interface, Inc.*	76,000	1,080,720

		2,123,839

Household Products - 3.4%
Spectrum Brands, Inc.*	132,900	1,448,610

Insurance - 16.2%
Assured Guaranty Ltd.	53,400	1,420,440
Hilb, Rogal, & Hobbs Co.	29,100	1,225,692
Markel Corp.*	1,900	912,190
RAM Holdings Ltd.*	45,500	650,195
Security Capital Assurance Ltd.	44,900	1,249,567
Universal American Financial Corp.*	81,900	1,526,616

		6,984,700

Machinery - 2.1%
Commercial Vehicle Group, Inc.*	40,400	880,720

Media - 6.5%
Belo Corp.	79,100	1,453,067
Lee Enterprises, Inc.	42,600	1,323,156

		2,776,223

Metals & Mining - 3.9%
Compass Minerals International, Inc.	53,700	1,694,772

Software - 1.7%
Jack Henry & Associates, Inc.	33,500	716,900

Trading Companies & Distributors - 1.0%
Houston Wire & Cable Co.*	20,500	430,279

Total Equity Securities (Cost $36,023,030)		41,113,567

	Shares	Value

EXCHANGE TRADED FUNDS - 3.3%

iShares Russell 2000 Index Fund	18,000	1,404,900

Total Exchange Traded Funds (Cost $1,321,562)		1,404,900

		Principal
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.6%	Amount	Value

Federal Home Loan Bank Discount Notes, 1/2/07	$2,400,000	2,399,680

Total U.S. Government Agencies and Instrumentalities (Cost $2,399,680)		2,399,680

TOTAL INVESTMENTS (Cost $39,744,272) - 104.4%		44,918,147
Other assets and liabilities, net - (4.4%)		(1,873,981)

NET ASSETS - 100%		$43,044,166

* Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT IMPACT FUND
CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

EQUITY SECURITIES - 93.0%	Shares	Value

Capital Markets - 8.3%
Affiliated Managers Group, Inc.*	9,600	$1,009,248
Eaton Vance Corp.	13,300	439,033
Legg Mason, Inc.	13,500	1,283,175
T. Rowe Price Group, Inc.	18,600	814,122

		3,545,578

Chemicals - 2.8%
Airgas, Inc.	29,000	1,175,080

Commercial Banks - 4.4%
Marshall & Ilsley Corp.	25,600	1,231,616
Popular, Inc.	34,900	626,455

		1,858,071

Commercial Services & Supplies - 10.2%
Brink’s Co.	22,000	1,406,240
D & B Corp.*	17,400	1,440,546
Manpower, Inc.	8,269	619,596
Steelcase, Inc.	48,200	875,312

		4,341,694

Consumer Finance - 4.4%
SLM Corp.	16,900	824,213
Student Loan Corp.	5,000	1,036,500

		1,860,713

Diversified Telecommunication Services - 2.5%
Commonwealth Telephone Enterprises, Inc.	25,800	1,079,988

Electronic Equipment & Instruments - 2.2%
Anixter International, Inc.*	17,200	933,960

Energy Equipment & Services - 1.7%
Universal Compression Holdings, Inc.*	11,500	714,265

Food & Staples Retailing - 2.3%
CVS Corp.	32,200	995,302

Food Products - 5.4%
H.J. Heinz Co.	29,400	1,323,294
JM Smucker Co.	19,900	964,553

		2,287,847

EQUITY SECURITIES - 93.0%	Shares	Value

Health Care Equipment & Supplies - 2.5%
Cooper Co’s, Inc.	23,700	1,054,650

Health Care Providers & Services - 4.3%
Lincare Holdings, Inc.*	25,400	1,011,936
Omnicare, Inc.	20,600	795,778

		1,807,714

Health Care Technology - 3.5%
IMS Health, Inc.	54,900	1,508,652

Hotels, Restaurants & Leisure - 1.5%
Ruby Tuesday, Inc.	23,800	653,072

Household Durables - 2.7%
Black & Decker Corp.	14,400	1,151,568

Insurance - 12.8%
AON Corp.	26,400	932,976
Assured Guaranty Ltd.	47,200	1,255,520
Markel Corp.*	3,700	1,776,370
MBIA, Inc.	20,200	1,475,812

		5,440,678

IT Services - 4.9%
Hewitt Associates, Inc.*	31,900	821,425
Sabre Holdings Corp.	39,100	1,246,899

		2,068,324

Media - 9.2%
Harte-Hanks, Inc.	35,500	983,705
McClatchy Co.	18,700	809,710
Meredith Corp.	23,300	1,312,955
Washington Post Co., Class B	1,100	820,160

		3,926,530

Metals & Mining - 2.8%
Compass Minerals International, Inc.	38,300	1,208,748

Software - 2.4%
Jack Henry & Associates, Inc.	48,500	1,037,900

Trading Companies & Distributors - 2.2%
W.W. Grainger, Inc.	13,200	923,208

Total Equity Securities (Cost $35,186,776)		39,573,542

	Shares	Value

EXCHANGE TRADED FUNDS - 2.5%

iShares Russell Midcap Value Index Fund	7,300	1,070,837

Total Exchange Traded Funds (Cost $975,621)		1,070,837

	Principal
U.S. Government Agencies and Instrumentalities - 6.1%	Amount	Value

Federal Home Loan Bank Discount Notes, 1/2/07	$2,600,000	$2,599,654

Total U.S. Government Agencies and Instrumentalities (Cost $2,599,654)		2,599,654

TOTAL INVESTMENTS (Cost $38,762,051) - 101.6%		43,244,033
Other assets and liabilities, net - (1.6%)		(677,305)

NET ASSETS - 100%		$42,566,728

* Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT IMPACT FUND
CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006

EQUITY SECURITIES - 97.6%	Shares	Value

Air Freight & Logistics - 2.9%
C.H. Robinson Worldwide, Inc.	344,500	$14,086,605
Expeditors International Washington, Inc.	222,000	8,991,000
FedEx Corp.	141,100	15,326,282

		38,403,887

Automobiles - 1.4%
Harley-Davidson, Inc.	262,400	18,491,328

Biotechnology - 5.1%
Amgen, Inc.*	355,700	24,297,867
Biogen Idec, Inc.*	314,600	15,475,174
Gilead Sciences, Inc.*	425,100	27,601,743

		67,374,784

Capital Markets - 8.0%
Charles Schwab Corp.	1,391,500	26,911,610
E*Trade Financial Corp.*	511,900	11,476,798
Franklin Resources, Inc.	133,200	14,674,644
Goldman Sachs Group, Inc.	153,000	30,500,550
State Street Corp.	334,300	22,545,192

		106,108,794

Commercial Banks - 2.3%
Synovus Financial Corp.	549,800	16,950,334
US Bancorp	371,400	13,440,966

		30,391,300

Communications Equipment - 6.4%
Cisco Systems, Inc.*	1,032,100	28,207,293
Motorola, Inc.	506,000	10,403,360
Nokia OYJ (ADR)	672,400	13,663,168
QUALCOMM, Inc.	525,000	19,839,750
Research In Motion Ltd.*	100,300	12,816,334

		84,929,905

Computers & Peripherals - 6.3%
Apple Computer, Inc.*	297,600	25,248,384
Dell, Inc.*	376,700	9,451,403
Hewlett-Packard Co.	777,800	32,037,582
NCR Corp.*	236,800	10,125,568
SanDisk Corp.*	156,700	6,742,801

		83,605,738

EQUITY SECURITIES - 97.6%	Shares	Value

Diversified Financial Services - 5.2%
Chicago Mercantile Exchange Holdings, Inc.	41,000	20,899,750
JPMorgan Chase & Co.	567,600	27,415,080
Moody’s Corp.	290,800	20,082,648

		68,397,478

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	535,500	19,144,125
BellSouth Corp.	352,800	16,620,408

		35,764,533

Electronic Equipment & Instruments - 0.8%
Molex, Inc.	327,300	10,352,499

Energy Equipment & Services - 3.2%
Grant Prideco, Inc.*	356,100	14,162,097
Tenaris SA (ADR)	382,500	19,082,925
Unit Corp.*	183,000	8,866,350

		42,111,372

Food & Staples Retailing - 1.8%
Walgreen Co.	512,100	23,500,269

Gas Utilities - 0.4%
Questar Corp.	70,100	5,821,805

Health Care Equipment & Supplies - 3.1%
Medtronic, Inc.	208,900	11,178,239
Stryker Corp.	538,900	29,698,779

		40,877,018

Health Care Providers & Services - 1.2%
Cigna Corp.	37,200	4,894,404
Express Scripts, Inc.*	148,000	10,596,800

		15,491,204

Household Durables - 1.6%
Garmin Ltd.	376,300	20,944,858

Insurance - 5.7%
Chubb Corp.	194,600	10,296,286
Hartford Financial Services Group, Inc.	236,500	22,067,815
Prudential Financial, Inc.	139,400	11,968,884
Safeco Corp.	195,400	12,222,270
St. Paul Travelers Co.’s, Inc.	217,500	11,677,575
WR Berkley Corp.	232,200	8,013,222

		76,246,052

EQUITY SECURITIES - 97.6%	Shares	Value

IT Services - 5.3%
Cognizant Technology Solutions Corp.*	175,300	13,526,148
Fiserv, Inc.*	169,200	8,869,464
Infosys Technologies Ltd. (ADR)	465,276	25,385,459
Paychex, Inc.	578,000	22,854,120

		70,635,191

Machinery - 1.4%
Danaher Corp.	52,600	3,810,344
Dover Corp.	312,000	15,294,240

		19,104,584

Media - 2.5%
E.W. Scripps Co.	253,500	12,659,790
Omnicom Group, Inc.	191,500	20,019,410

		32,679,200

Multiline Retail - 5.3%
Kohl’s Corp.*	367,200	25,127,496
Nordstrom, Inc.	404,100	19,938,294
Target Corp.	449,700	25,655,385

		70,721,175

Office Electronics - 1.1%
Xerox Corp.*	847,840	14,370,888

Oil, Gas & Consumable Fuels - 3.4%
Chesapeake Energy Corp.	410,900	11,936,645
EnCana Corp.	297,300	13,660,935
EOG Resources, Inc.	159,200	9,942,040
Kinder Morgan, Inc.	22,400	2,368,800
XTO Energy, Inc.	157,066	7,389,955

		45,298,375

Pharmaceuticals - 9.8%
Allergan, Inc.	103,600	12,405,064
Bristol-Myers Squibb Co.	1,100,100	28,954,632
Forest Laboratories, Inc.*	575,900	29,140,540
Johnson & Johnson	371,044	24,496,325
Pfizer, Inc.	895,100	23,183,090
Teva Pharmaceutical Industries Ltd. (ADR)	356,300	11,073,804

		129,253,455

Road & Rail - 1.4%
Canadian National Railway Co.	424,100	18,249,023

Semiconductors & Semiconductor Equipment - 1.1%
Intersil Corp.	269,900	6,456,008
Nvidia Corp.*	217,200	8,038,572

		14,494,580

EQUITY SECURITIES - 97.6%	Shares	Value

Software - 3.1%
Amdocs Ltd.*	326,500	12,651,875
BMC Software, Inc.*	504,600	16,248,120
Electronic Arts, Inc.*	246,600	12,418,776

		41,318,771

Specialty Retail - 1.1%
Office Depot, Inc.*	397,600	15,176,392

Thrifts & Mortgage Finance - 1.1%
Washington Mutual, Inc.	331,900	15,098,131

Trading Companies & Distributors - 1.3%
Fastenal Co.	181,000	6,494,280
WESCO International, Inc.*	183,000	10,762,230

		17,256,510

Wireless Telecommunication Services - 1.6%
America Movil, SA de CV (ADR)	456,100	20,624,842

Total Equity Securities (Cost $1,128,761,405)		1,293,093,941

	Principal
Certificates of Deposit - 0.0%	Amount

One United Bank, 3.05%, 8/22/07 (b)(k)	$100,000	99,750
ShoreBank & Trust Co., 4.30%, 2/11/07 (b)(k)	100,000	99,650

Total Certificates of Deposit (Cost $200,000)		199,400

High Social Impact Investments - 0.2%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	3,000,000	2,910,090

Total High Social Impact Investments (Cost $3,000,000)		2,910,090

	Principal
	Amount

U.S. Government Agencies and Instrumentalities - 2.1%

Federal Home Loan Bank Discount Notes, 1/2/07	27,000,000	26,996,400

Total U.S. Government Agencies and Instrumentalities (Cost $26,996,400)		26,996,400

TOTAL INVESTMENTS (Cost $1,158,957,805) - 99.9%		1,323,199,831
Other assets and liabilities, net - 0.1%		1,550,324

NET ASSETS - 100%		$1,324,750,155

* Non income producing security
Abbreviations:
ADR: American Depositary Receipt
(b) This security was valued by the Board of Directors. See note A.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) These certificates of deposit are fully insured by agencies of the federal government.
(i) Restricted securities represent 0.2% of the net assets of the Fund.

	ACQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$3,000,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund, and Calvert Mid Cap Value Fund, each a series of Calvert Impact Fund, Inc. (the “Fund”), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Large Cap Growth Fund offers Class A, Class B, Class C, and Class I shares. The Small Cap Value and Mid Cap Value Funds began operations on October 1, 2004 and each offers Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The

$1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2006, securities valued at $3,109,490 or 0.2% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2006, and net realized capital loss carryforwards as of September 30, 2006 with expiration dates:

	Large Cap Growth	Small Cap Value	Mid Cap Value

Federal income tax cost of investments	$1,158,957,805	$39,771,116	$38,801,107

Unrealized appreciation	188,409,308	5,352,284	5,040,251
Unrealized depreciation	(24,167,282)	(205,253)	(597,325)
Net unrealized appreciation/ (depreciation)	$164,242,026	$5,147,031	$4,442,926
Capital Loss Carryforwards

Expiration Date	Large Cap Growth	Small Cap Value

30-Sep-11	$2,288,702	—
30-Sep-14	—	$18,476

	$2,288,702	$18,476

     Capital losses may be utilized to offset current and future capital gains until expiration.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 28, 2007
           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	February 28, 2007

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	February 28, 2007